ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
The company’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2025	2024
Operating accrued liabilities	$188	$218
Accounts payable	338	172
Interest payable on non-recourse borrowings	113	89
Current portion of lease liabilities	29	25
BEPC exchangeable shares and Class A.2 exchangeable shares distributions payable(1)	17	17
Income tax payable	23	9
Other	69	41
	$777	$571
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.